Related Party Balances And Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Balances And Transactions [Abstract]
Schedule OfTransaction With Related Parties
Transactions with related parties:

	Year ended December 31,
	2011	2012	2013

Cost of revenues	$1,819	$4,974	$5,381

Research and development expenses	$1,010	$1,032	$1,011

Selling and marketing expenses	$1,308	$1,233	$1,189

General and administrative expenses	$704	$684	$798

Purchase of property and equipment	$275	$1,130	$265

Schedule Of Balances With Related Parties
Balances with related parties:
	December 31,
	2012	2013

Trade payables, other accounts payable and accrued expenses	$3, 024	$3, 176